Investment Properties - Summary of Maturity Analysis Of Operating Lease Payments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	$ 9,500,632	$ 342,489	$ 3,424,290
Year 1 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	1,693,659	61,055	880,929
Year 2 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	1,405,450	50,666	688,123
Year 3 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	1,210,891	43,651	471,966
Year 4 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	1,019,498	36,752	383,307
Year 5 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	929,609	33,511	335,706
Year 6 onwards [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	$ 3,241,525	$ 116,854	$ 664,259